Capital stock - Voting Common Shares (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of classes of share capital [line items]
Issued capital	$ 50,395,717	$ 43,441,591
Capital stock
Disclosure of classes of share capital [line items]
Shares outstanding	11,172,800	8,417,923	8,324,861	4,585,001